Note 16 - Income Tax (Details) - Gross Operating Loss Carryforwards - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	$ 70,952	$ 76,484
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	49,924	47,447
Valuation Allowance	141	264
Net	49,783	47,183
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	369
Valuation Allowance	369
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	118,224	133,268
Valuation Allowance	4,100	4,100
Net	114,124	129,168
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	41,333	42,881
Valuation Allowance	31,902	32,937
Net	9,431	9,944
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	6,489	7,559
Valuation Allowance	$ 6,489	$ 7,559